Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,177)	$ (3,303)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,085	1,781
Amortization of debt issue costs	40	49
Stock based compensation - options	285	411
Stock based compensation - warrants and restricted stock	173	204
Provision for bad debts	2,567	2,254
Changes in assets and liabilities, net:
(Increase) decrease in accounts receivable, net of write-offs	(5,226)	(2,857)
(Increase) decrease in inventories	(315)	(285)
(Increase) decrease in prepaid expenses	25	(413)
(Increase) decrease in other current assets	(55)	12
Increase (decrease) in accounts payable and other liabilities	1,667	95
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	69	(2,052)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(897)	(916)
NET CASH USED IN INVESTING ACTIVITIES	(897)	(916)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances (repayments) from/to revolving credit facility	456	2,890
Restricted cash		500
Repayment of capital lease obligations	(1,579)	(1,373)
Proceeds from issuance of capital lease on owned assets		237
Issuance of common stock and warrants for cash , net of transaction expenses	3,482	180
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,359	2,434
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,531	(534)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,097	1,631
CASH AND CASH EQUIVALENTS, END OF YEAR	2,628	1,097
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	735	661
Equipment leased under capital leases	2,842	1,674
Automobiles purchased under a car loan	108	34
Income taxes paid		$ 15